Equity (Details 1)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding | shares	328,059
Weighted average remaining contractual life (years)	3 years 11 months 19 days
Weighted average exercise price | $ / shares	$ 4.58
Options exercisable | shares	258,059
Weighted average exercise price of exercisable options | $ / shares	$ 3.84
0-1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding | shares
Weighted average exercise price | $ / shares
1.01-2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding | shares	20,000
Weighted average remaining contractual life (years)	11 months 23 days
Weighted average exercise price | $ / shares	$ 1.12
Options exercisable | shares	20,000
Weighted average exercise price of exercisable options | $ / shares	$ 1.12
2.01-3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding | shares	87,667
Weighted average remaining contractual life (years)	2 years 2 months 30 days
Weighted average exercise price | $ / shares	$ 2.31
Options exercisable | shares	87,667
Weighted average exercise price of exercisable options | $ / shares	$ 2.31
3.01-4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding | shares	109,142
Weighted average remaining contractual life (years)	3 years 9 months 7 days
Weighted average exercise price | $ / shares	$ 4.00
Options exercisable | shares	109,142
Weighted average exercise price of exercisable options | $ / shares	$ 4.00
4.01-5 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding | shares
Weighted average exercise price | $ / shares
5.01-6 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding | shares	18,750
Weighted average remaining contractual life (years)	5 years 7 months 10 days
Weighted average exercise price | $ / shares	$ 6.00
Options exercisable | shares
Weighted average exercise price of exercisable options | $ / shares
6.01-7 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding | shares	37,500
Weighted average remaining contractual life (years)	6 years 10 months 14 days
Weighted average exercise price | $ / shares	$ 6.89
Options exercisable | shares
Weighted average exercise price of exercisable options | $ / shares
7.01-8 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding | shares
Weighted average exercise price | $ / shares
8.01-9 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding | shares	55,000
Weighted average remaining contractual life (years)	6 years 4 months 6 days
Weighted average exercise price | $ / shares	$ 8.01
Options exercisable | shares	41,250
Weighted average exercise price of exercisable options | $ / shares	$ 8.01